CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income (loss)	$ (14,426)	¥ (100,426)	¥ 44,940	¥ 45,925
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,850	26,801	26,329	22,673
Amortization of operating lease right-of-use asset	4,390	30,559
Share-based compensation expense	233	1,624	8,121	4,640
Bad debt provision	860	5,985	5,645	5,090
Foreign exchange (gain) loss, net	(3)	(23)	(372)	522
Impairment loss	5,567	38,754
Deferred income tax	964	6,714	(2,212)	(2,127)
Disposal gain from subsidiaries				(38,145)
Gain from deregistration of subsidiaries	(264)	(1,841)	(2,858)
Gain from derecognition of liabilities		0	(15,226)
Disposal loss from property and equipment	176	1,227	105	90
Loss from equity method investment	74	518	908	16
Gain from fair value change of contingent consideration payable	(190)	(1,322)	(5,444)
Changes in operating assets and liabilities:
Accounts receivable	(435)	(3,027)	1,762	(10,272)
Prepaid and other current assets	955	6,651	(6,844)	20,090
Amounts due from related parties	(174)	(1,213)	(1,105)	1,523
Other non-current assets	(1,945)	(13,539)	(3,154)	(5,754)
Accounts payable	163	1,135	(7,895)	4,297
Accrued and other liabilities	(5,503)	(38,312)	(29,396)	(38,071)
Income tax payable	826	5,753	5,153	10,764
Deferred revenue	1,879	13,079	9,681	3,386
Amounts due to related parties	(104)	(725)	(734)	(4,232)
Operating lease liabilities	1,780	12,397
Other non-current liabilities	(141)	(979)	(1,959)	(205)
Net cash provided by/ (used in) operating activities	(1,468)	(10,210)	25,445	20,210
Cash flows from investing activities
Purchase of available-for-sale investments	(31,457)	(219,000)	(222,000)	(241,200)
Proceeds from available-for-sale investments	30,165	210,000	303,000	284,363
Purchase of held-to-maturity investments	(55,589)	(387,000)	(671,000)	(558,730)
Maturity and proceeds from held-to-maturity investments	61,191	426,000	694,000	530,430
Purchase of property and equipment	(1,250)	(8,704)	(8,755)	(7,745)
Prepayment for leasehold improvement	(1,158)	(8,059)	(9,877)	(13,325)
Purchase of intangible assets	(22)	(156)	(295)	(1,110)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired				(833)
Prepayment for purchase of minority interest				(4,504)
Purchase of other non-current assets	(7,777)	(54,142)	(1,590)	(640)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	(34)	(237)	(3)	(4,309)
Payment as result of disposal of subsidiaries	(3,667)	(25,532)	(112,000)
Purchase of minority interest				(798)
Loan receivables				(42,677)
Collection of loan receivables	6,130	42,677
Loan to third party	(3,591)	(25,000)
Collection of loan to third party	2,298	16,000
Net cash used in investing activities	(4,761)	(33,153)	(28,520)	(61,078)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses			45,402
Proceeds from minority shareholder capital injection	80	559	1,470
Proceeds from borrowing from third party				39,205
Repayments of borrowing from third party	(5,915)	(41,179)
Net cash provided by/(used in) by financing activities	(5,835)	(40,620)	46,872	39,205
Effects of exchange rate changes on cash, cash equivalents and restricted cash	11	75	58	66
Net change in cash, cash equivalents and restricted cash	(12,053)	(83,908)	43,855	(1,597)
Cash, cash equivalents and restricted cash at beginning of year	34,691	241,508	197,653	199,250
Cash, cash equivalents and restricted cash at end of year	22,638	157,600	241,508	197,653
Supplemental disclosure of cash flow information
Income tax paid	(64)	(449)	(597)	(932)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	12	81	1,607	25,152
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	138	958	5,719	67,606
Contingent consideration of purchase of subsidiary	(190)	(1,322)	¥ (5,444)	¥ 6,766
Negative consideration from a business combination	(1,307)	(9,100)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 21,633	¥ 150,603